Discontinued operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Discontinued operations	Discontinued operations:
On November 11, 2021, the Corporation acquired Ballard Motive Solutions (formerly Arcola Energy Limited), a UK-based systems engineering company specializing in hydrogen fuel cell systems and powertrain integration. Subsequent to the acquisition, the Corporation re-evaluated the business model of Ballard Motive Solutions and during the year ended December 31, 2022, the Corporation decided to exit the vehicle integration business of Ballard Motive Solutions and made certain restructuring changes to its operations.
During the year ended December 31, 2023, the Corporation completed a restructuring of operations at Ballard Motive Solutions and effectively closed the operation. As such, the historic operating results of the Ballard Motive Solutions business for 2023 have been removed from continuing operating results and are instead presented separately in the consolidated statements of loss and comprehensive income (loss) as loss from discontinued operations.
Net loss from discontinued operations for the years ended December 31, 2024 and 2023 is comprised of the following:

	2024	2023
Product and service revenues	$—	$934
Cost of product and service revenues	—	607
Gross margin	—	327

Total operating expense	(720)	(7,913)
Finance income and other	—	337
Finance expense	5	—
Impairment charges on intangible assets	—	(2,266)
Impairment charges on goodwill	—	(23,991)
Net loss from discontinued operations	$(715)	$(33,506)

During the year ended December 31, 2024, net loss from discontinued operations of $715,000 includes net impairment loss on trade receivables of $444,000 (2023 - $nil) consisting primarily of receivables no longer deemed collectible.
During the year ended December 31, 2023, net loss from discontinued operations includes impairment charges on intangible assets of $2,266,000 and impairment charges on goodwill of $23,991,000 consisting of the write-down of acquired goodwill and technology intangible assets to their estimated fair value of as a result of the restructuring and effective closure of operations of Ballard Motive Solutions in the U.K.
26.    Discontinued operations (cont'd):
Net cash flows from discontinued operations for the years ended December 31, 2024 and 2023 is as follows:

	2024	2023
Cash used in operating activities	$(593)	$(3,601)
Cash provided by investing activities	—	47
Cash used in financing activities	—	(234)
Cash used in discontinued operations	$(593)	$(3,788)